ClassK [Member] Expense Example - Class K - BLACKROCK LARGE CAP FOCUS VALUE FUND, INC. - Class K Shares	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	$ 604